LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET

	December 31,
	2011	2010
Altira Macau — Medium-term lease (“Taipa Land”)	$141,543	$141,543
City of Dreams — Medium-term lease (“Cotai Land”)	376,122	376,122
Studio City — Medium-term lease (“Studio City Land”)	549,079	—

	1,066,744	517,665
Less: accumulated amortization	(123,776)	(89,510)

Land use rights, net	$942,968	$428,155

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis. The expiry dates of the leases of the land use rights of Altira Macau, City of Dreams and Studio City are March 2031, August 2033 and October 2026, respectively. The land use right of Studio City was acquired upon acquisition of assets and liabilities as disclosed in Note 22.

In November 2009, Melco Crown (COD) Developments Limited (“Melco Crown (COD) Developments”), an indirect subsidiary of the Company, and Melco Crown Gaming accepted in principle the initial terms for the revision of the land lease agreement from the Macau Government and recognized additional land premium of $32,118 payable to the Macau Government for the increased developable gross floor area of Cotai Land in Macau, where the City of Dreams site is located. In March 2010, Melco Crown (COD) Developments and Melco Crown Gaming accepted the final terms for the revision of the land lease agreement and fully paid the additional premium to the Macau Government. The land grant amendment process was completed on September 15, 2010.